Commitments and Contingencies - Lessor Disclosures (Details) $ in Millions	Dec. 31, 2023 USD ($)
Lessor Disclosure [Abstract]
2024	$ 108
2025	99
2026	82
2027	63
2028	38
Thereafter	17
Lessor, Operating Lease, Payments to be Received	$ 407